Revenue from contracts with customers - National and foreign sales (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Revenue from contracts with customers
Revenue	$ 119,898,794	$ 60,085,808
National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	60,962,385	30,034,537
Foreign sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	58,936,409	30,051,271
Mid-distillates [Member] | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	28,031,166	11,431,003
Gasolines [Member] | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	20,610,595	10,337,295
Gasolines [Member] | Foreign sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	157,685
Natural gas | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	3,016,677	2,280,859
Natural gas | Foreign sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	189,665	39,172
Services | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	2,643,135	2,127,151
Electric Power Transmission Services [Member] | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	1,934,461	156,362
Electric Power Transmission Services [Member] | Foreign sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	3,750,829	505,048
Plastic and rubber | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	1,216,431	1,185,041
Plastic and rubber | Foreign sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	1,621,076	1,558,910
L.P.G. and propane [Member] | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	807,235	613,302
L.P.G. and propane [Member] | Foreign sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	242,581	58,079
Asphalts | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	634,240	446,739
Fuel gas Service | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	621,349	537,301
Roads and construction services [Member] | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	255,736	22,607
Roads and construction services [Member] | Foreign sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	3,209,685	274,729
Aromatics | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	242,045	176,646
Polyethylene [Member] | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	220,975	272,295
Crude oil | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	214,587	136,644
Crude oil | Foreign sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	43,946,601	22,608,325
Fuel oil | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	4,499	20,920
Fuel oil | Foreign sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	3,628,416	1,634,934
Other income - Gas contracts | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	2,679	5,527
Other products [Member] | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	506,575	284,853
Other products [Member] | Foreign sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	1,261,563	667,793
Cash flow hedging | National sales [Member]
Revenue from contracts with customers
Revenue from sale of goods		(8)
Cash flow hedging | Foreign sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	(968,534)	(231,014)
Diesel | Foreign sales [Member]
Revenue from contracts with customers
Revenue from sale of goods	$ 1,896,842	$ 2,935,295